Taxes (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Taxes
Net income (loss) before income taxes	$ 6,411	$ (352)	$ 15,517	$ 6,600
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(2,179)	120	(5,275)	(2,243)
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distributions	465	508	465	508
Different jurisdictional tax rates for companies abroad	229	240	464	527
Brazilian income taxes on income of companies incorporated outside Brazil (1)	(41)	(92)	(111)	(142)
Tax incentives	66	(22)	95	9
Effects of the global minimum tax	(56)		(109)
Internal transfer prices adjustments for operations between related parties abroad	(86)		(165)
Tax loss carryforwards (unrecognized tax losses)		27	1	83
Enrollment in the tax settlement program		(155)		(155)
Post-employment benefits	(94)	(531)	(208)	(652)
Results of equity-accounted investments in Brazil and abroad	15	(97)	43	(132)
Non-incidence of income taxes on indexation (Selic interest rate) of undue paid taxes	17	27	30	48
Others	10	2	5	29
Income taxes	(1,654)	27	(4,765)	(2,120)
Deferred income taxes	(1,126)	1,070	(2,341)	1,405
Current income taxes	$ (528)	$ (1,043)	$ (2,424)	$ (3,525)
Effective tax rate of income taxes	25.80%	7.70%	30.70%	32.10%